STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS (Tables)	12 Months Ended
Jan. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Recognized Stock-based Compensation Expense	We recognized stock-based compensation expense in the following line items on the consolidated statements of operations for the years ended January 31, 2023, 2022, and 2021:

	Year Ended January 31,
(in thousands)	2023	2022	2021
Component of income before provision for income taxes:
Cost of revenue:
Software	$229	$229	$734
Software service	1,078	1,160	441
Professional service and other	2,038	2,535	952

Research and development, net	8,048	7,792	5,621
Selling, general and administrative	13,955	21,320	19,794
Total stock-based compensation expense	25,348	33,036	27,542
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	3,358	4,196	4,347
Total stock-based compensation, net of taxes	$21,990	$28,840	$23,195

Summary of Stock-based Compensation Expense by Type of Award
The following table summarizes stock-based compensation expense by type of award for the years ended January 31, 2023, 2022, and 2021:

	Year Ended January 31,
(in thousands)	2023	2022	2021
Restricted stock units and restricted stock awards	$21,759	$31,825	$23,423
Stock bonus program and bonus share program	3,487	1,040	4,000
Total equity-settled awards	25,246	32,865	27,423
Phantom stock units (cash-settled awards)	102	171	119
Total stock-based compensation expense	$25,348	$33,036	$27,542

Summary of Stock Awards Activity
The following table (“Award Activity Table”) summarizes activity for RSUs and PSUs to Company personnel that reduce available plan capacity under the plans for the years ended January 31, 2023 and 2022:

	Year Ended January 31,		Year Ended January 31,
	2023		2022
(in thousands, except grant date fair values)	Shares or Units	Weighted-Average Grant-Date Fair Value	Shares or Units	Weighted-Average Grant-Date Fair Value
Opening balance	1,901	$24.42	2,149	$22.92
Granted	2,208	$6.87	1,416	$25.60
Released	(1,627)	$19.53	(1,452)	$23.36
Forfeited	(559)	$15.43	(212)	$24.34
Closing balance	1,923	$11.02	1,901	$24.42